CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 175,575	$ 187,167
Interest bearing deposits	30,000
Trade accounts receivable	110,065	$ 99,166
Other receivables	7,376	5,759
Inventories	105,681	87,873
Other current assets	18,030	14,119
Total current assets	446,727	394,084
LONG-TERM INVESTMENTS	11,737	11,896
PROPERTY AND EQUIPMENT, NET	459,533	419,111
INTANGIBLE ASSETS, NET	34,468	42,037
GOODWILL	7,000	7,000
OTHER ASSETS, NET	6,759	10,018
TOTAL ASSETS	966,224	884,146
CURRENT LIABILITIES
Current maturities of loans and debentures	33,259	119,999
Trade accounts payable	91,773	98,632
Deferred revenue and customers' advances	23,373	5,478
Employee related liabilities	44,734	59,597
Other current liabilities	17,980	16,619
Total current liabilities	211,119	300,325
LONG-TERM LOANS FROM BANKS	211,049	159,776
DEBENTURES	45,826	107,311
LONG-TERM CUSTOMERS' ADVANCES	21,102	6,272
EMPLOYEE RELATED LIABILITIES	14,189	16,699
DEFERRED TAX LIABILITY	69,744	75,278
OTHER LONG-TERM LIABILITIES	7,609	22,924
Total liabilities	580,638	688,585
Ordinary shares of NIS 15 par value; Authorized: 150,000 shares as of December 31, 2015 and 2014, respectively; Issued: 82,144 and 58,120 shares as of December 31, 2015 and 2014, respectively; Outstanding: 82,058 and 58,034 shares as of December 31, 2015 and 2014, respectively;	326,572	235,117
Additional paid-in capital	1,273,545	1,137,946
Capital notes	48,553	60,704
Cumulative stock based compensation	58,209	50,017
Accumulated other comprehensive loss	(26,810)	(25,726)
Accumulated deficit	(1,273,654)	(1,244,007)
SHAREHOLDERS' EQUITY, before treasury stock	406,415	214,051
Treasury stock, at cost - 86 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	397,343	204,979
Non controlling interest	(11,757)	(9,418)
TOTAL EQUITY	385,586	195,561
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 966,224	$ 884,146